UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     November 9, 2010
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 107
Form 13F Information Table Value Total: $8447 (thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

														VALUE		SHARES/		SH/		INVSTMT
NAME OF ISSUER								TITLE OF CLASS	CUSIP			(x$1000)	PRN AMT		PRN		DSCRETN
Air Products & Chemicals Inc.						COM		009158106		133		1605		SH		Sole
Alexandria Real Estate 8.375 Pfd C					PFD		015271406		64		2450		SH		Sole
Amerigas Partners LP							UNIT LTD PARTN	030975106		131		2930		SH		Sole
Anadarko Petroleum Corp.						COM		032511107		82		1440		SH		Sole
Aptargroup, Inc								COM		038336103		88		1930		SH		Sole
Automatic Data Processing Inc.						COM		053015103		97		2305		SH		Sole
B & G Foods Inc.							COM		05508R106		9		840		SH		Sole
Bemis Co. Inc.								COM		081437105		137		4310		SH		Sole
Brady Corp.								COM		104674106		116		3970		SH		Sole
Brandywine Realty Trust 7.5 Pfd C					PFD		105368401		83		3340		SH		Sole
Buckeye Partners LP							UNIT LTD PARTN	118230101		149		2345		SH		Sole
C.R. Bard Inc.								COM		067383109		65		795		SH		Sole
CBL & Associates Inc. 7.75 Pfd C					PFD		124830506		47		1925		SH		Sole
Cedar Shopping Centers 8.875 Pfd A					PFD		150602308		85		3300		SH		Sole
ChinaEdu Corp. ADR							ADR		16945L107		2		250		SH		Sole
Church & Dwight Co., Inc.						COM		171340102		107		1640		SH		Sole
Clorox Co.								COM		189054109		71		1065		SH		Sole
Colgate-Palmolive Co.							COM		194162103		128		1660		SH		Sole
Cominar REIT								COM		199910100		79		3730		SH		Sole
Corn Products International Inc.					COM		219023108		74		1980		SH		Sole
Corporate Office Prop. Trust 7.5 Pfd H					PFD		22002T603		84		3315		SH		Sole
DPL, Inc.								COM		233293109		146		5590		SH		Sole
Digital Realty 7.875 Pfd B						PFD		253868301		94		3665		SH		Sole
Ecolab, Inc.								COM		278865100		165		3260		SH		Sole
Emerson Electric Co.							COM		291011104		151		2870		SH		Sole
Enerplus Resources Fund Trust						COM		29274D604		7		285		SH		Sole
Enterprise Products Partners LP						UNIT LTD PARTN	293792107		165		4170		SH		Sole
Exxon Mobil Corp.							COM		30231G102		60		970		SH		Sole
Ferrellgas Partners LP							UNIT LTD PARTN	315293100		110		4350		SH		Sole
First Industrial Realty Trust 7.25 Pfd J				PFD		32054K798		9		450		SH		Sole
Fiserv Inc.								COM		337738108		108		2005		SH		Sole
France Telecom SA ADR							ADR		35177Q105		56		2610		SH		Sole
GMX Resources Inc. 9.25 Pfd B						PFD		38011M405		63		2720		SH		Sole
General Mills Inc.							COM		370334104		154		4210		SH		Sole
Getty Realty Corp.							COM		374297109		156		5815		SH		Sole
Gladstone Commercial Corp.						COM		376536108		58		3395		SH		Sole
Gladstone Commercial Corp. 7.5 Pfd B					PFD		376536306		57		2305		SH		Sole
Gladstone Commercial Corp. 7.75 Pfd A					PFD		376536207		14		575		SH		Sole
GlaxoSmithKline PLC ADR							ADR		37733W105		114		2875		SH		Sole
Graco, Inc.								COM		384109104		98		3095		SH		Sole
Grainger, WW Inc.							COM		384802104		162		1357		SH		Sole
Grupo Aeroportuario Del Pacifico SA ADR					ADR		400506101		17		495		SH		Sole
H.J. Heinz Co.								COM		423074103		57		1200		SH		Sole
Heineken NV ADR								ADR		423012202		42		1620		SH		Sole
Highwood Properties 8 Pfd B						PFD		431284306		21		805		SH		Sole
Hormel Foods Corp.							COM		440452100		38		850		SH		Sole
Huaneng Power ADR							ADR		443304100		63		2560		SH		Sole
Infosys Technologies Ltd. ADR						ADR		456788108		167		2475		SH		Sole
Jacob Engineering Group							COM		469814107		110		2845		SH		Sole
Johnson & Johnson							COM		478160104		101		1635		SH		Sole
Kilroy Realty Corp. 7.8 Pfd E						PFD		49427F405		87		3440		SH		Sole
Kimco Realty Corp. 7.75 Pfd G						PFD		49446R844		12		480		SH		Sole
Kinder Morgan Energy Partners LP					UNIT LTD PARTN	494550106		125		1820		SH		Sole
Kinder Morgan Management						COM		49455U100		14		233.22		SH		Sole
Lanesborough REIT							COM		515555100		1		1100		SH		Sole
Lexington Realty Trust 8.05 Pfd B					PFD		529043200		24		950		SH		Sole
Liberty Property Trust							COM		531172104		50		1560		SH		Sole
Logitech International SA ADR						ADR		H50430232		97		5575		SH		Sole
Mack-Cali Realty Corp.							COM		554489104		57		1730		SH		Sole
Marathon Oil Corp.							COM		565849106		79		2400		SH		Sole
McCormick & Co. Inc.							COM		579780206		91		2155		SH		Sole
McDonald's Corp.							COM		580135101		156		2100		SH		Sole
Mechel Open Joint Stock Co. ADR						ADR		583840103		37		1505		SH		Sole
Mettler-Toledo International, Inc.					COM		592688105		130		1045		SH		Sole
Monmouth Real Estate Investment Corp.					COM		609720107		25		3150		SH		Sole
NPB Cap Trust II 7.85 Pfd						PFD		62935R209		47		1920		SH		Sole
National Grid PLC ADS							ADR		636274300		150		3505		SH		Sole
Norfolk & Southern Corp.						COM		655844108		158		2650		SH		Sole
Novartis AG ADR								ADR		66987V109		116		2010		SH		Sole
Old Second Cap Trust I 7.8 Pfd						PFD		680280104		4		850		SH		Sole
Omnicom Group								COM		681919106		82		2085		SH		Sole
Oneok Inc.								COM		682680103		12		275		SH		Sole
Oneok Partners LP							UNIT LTD PARTN	68268N103		107		1430		SH		Sole
PS Business Parks Inc. 7.375 Pfd O					PFD		69360J750		42		1615		SH		Sole
Parkway Properties Inc. 8 Pfd D						PFD		70159Q401		14		550		SH		Sole
Paychex, Inc.								COM		704326107		114		4145		SH		Sole
Peabody Energy Corp.							COM		704549104		135		2755		SH		Sole
Penn Virginia Resources LP						UNIT LTD PARTN	707884102		63		2560		SH		Sole
PetroChina Ltd. ADS							ADR		71646E100		66		570		SH		Sole
Plains All American Pipeline LP						UNIT LTD PARTN	726503105		159		2520		SH		Sole
Praxair, Inc.								COM		74005P104		130		1435		SH		Sole
Primaris Retail REIT							COM		74157U950		73		3830		SH		Sole
Prosperity Bancshares Inc.						COM		743606105		94		2890		SH		Sole
Realty Income Corp.							COM		756109104		73		2165		SH		Sole
Realty Income Corp. 6.75 Pfd E						PFD		756109708		55		2190		SH		Sole
SNC-Lavalin Group Inc.							COM		78460T105		5		100		SH		Sole
Sanofi-Aventis ADR							ADR		80105N105		6		175		SH		Sole
Sasol Ltd. ADR								ADR		803866300		15		325		SH		Sole
Saul Centers 8 Pfd A							PFD		804395200		74		2905		SH		Sole
Schneider Electric SA							COM		483410007		74		580		SH		Sole
Sherwin-Williams Co.							COM		824348106		127		1690		SH		Sole
State Street Corp.							COM		857477103		101		2680		SH		Sole
Sunoco Logistics Partners LP						UNIT LTD PARTN	86764L108		167		2120		SH		Sole
TC Pipelines LP								UNIT LTD PARTN	87233Q108		119		2555		SH		Sole
Teekay LNG Partners LP							UNIT LTD PARTN	Y8564M105		95		2980		SH		Sole
Toronto Dominion Bank							COM		891160509		38		530		SH		Sole
Total SA ADR								ADR		89151E109		58		1120		SH		Sole
Tullow Oil PLC								COM		015008907		52		2590		SH		Sole
Urstadt Biddle Properties A						COM		917286205		64		3550		SH		Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D				PFD		917286502		97		3840		SH		Sole
Vermilion Energy Trust							COM		923725956		8		225		SH		Sole
Vornado Realty Trust 6.625 Pfd I					PFD		929042877		71		2900		SH		Sole
Vornado Realty Trust 6.75 Pfd H						PFD		929042885		2		85		SH		Sole
Weight Watchers International, Inc.					COM		948626106		104		3350		SH		Sole
Weingarten Realty Investors 6.50 Pfd F					PFD		948741889		33		1350		SH		Sole
Zion Bancorporation 11 Pfd E						PFD		989701875		18		650		SH		Sole
Zion Cap Trust 8 Pfd B							PFD		989703202		49		1975		SH		Sole
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